SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
SEGMENT REPORTING
Revenue	¥ 66,285,032	$ 9,253,034	¥ 68,854,280	¥ 67,114,378
Cost of revenue and related tax	51,044,495	7,125,537	47,976,836	48,247,395
Gross profit	15,240,537	2,127,497	20,877,444	18,866,983
Depreciation and amortization	3,147,936	439,435	2,844,025	3,683,586
Capital expenditures	12,619,836		15,299,688	940,673
Goods transferred at a point in time
SEGMENT REPORTING
Revenue	60,455,301		58,281,225	58,475,918
Services rendered over time
SEGMENT REPORTING
Revenue	5,829,731		10,573,055	8,638,460
Automation product and software
SEGMENT REPORTING
Revenue	34,114,673	4,762,225	26,831,668	26,628,216
Cost of revenue and related tax	28,627,787		23,864,941	23,610,281
Gross profit	5,486,886		2,966,727	3,017,935
Depreciation and amortization	521,140		493,633	857,332
Capital expenditures	254,962		146,367	803,311
Automation product and software | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	28,284,942		20,032,784	18,640,699
Automation product and software | Services rendered over time
SEGMENT REPORTING
Revenue	5,829,731		6,798,884	7,987,517
Equipment, accessories and others
SEGMENT REPORTING
Revenue	18,422,895	2,571,737	20,471,950	16,248,197
Cost of revenue and related tax	13,224,911		14,097,459	8,945,796
Gross profit	5,197,984		6,374,491	7,302,401
Depreciation and amortization	577,743		289,234	689,552
Capital expenditures	557,106		150,081	46,681
Equipment, accessories and others | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	18,422,895		20,471,950	16,248,197
Equipment, accessories and others | Services rendered over time
SEGMENT REPORTING
Revenue			0	0
Oilfield environmental protection
SEGMENT REPORTING
Revenue	10,291,333	1,436,615	17,576,573	19,116,560
Cost of revenue and related tax	8,549,392		9,240,828	13,955,673
Gross profit	1,741,941		8,335,745	5,160,887
Depreciation and amortization	2,048,024		2,059,292	2,077,165
Capital expenditures			0	75,728
Oilfield environmental protection | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	10,291,333		17,576,573	19,116,560
Oilfield environmental protection | Services rendered over time
SEGMENT REPORTING
Revenue			0	0
Platform outsourcing services
SEGMENT REPORTING
Revenue	3,456,131	$ 482,457	3,974,089	5,121,405
Cost of revenue and related tax	642,405		637,903	1,735,645
Gross profit	2,813,726		3,336,186	3,385,760
Depreciation and amortization			1,866	59,537
Capital expenditures			2,989	14,953
Platform outsourcing services | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	3,456,131		199,918	4,470,462
Platform outsourcing services | Services rendered over time
SEGMENT REPORTING
Revenue			3,774,171	¥ 650,943
Chemical recycle
SEGMENT REPORTING
Revenue			0
Cost of revenue and related tax			135,705
Gross profit			(135,705)
Depreciation and amortization	1,029		0
Capital expenditures	¥ 11,807,768		15,000,251
Chemical recycle | Goods transferred at a point in time
SEGMENT REPORTING
Revenue			0
Chemical recycle | Services rendered over time
SEGMENT REPORTING
Revenue			¥ 0